Consolidated Statement of Changes in Equity ₨ in Millions, $ in Millions		INR (₨)		USD ($)	Adjustment On Adoption Of IFRS Sixteen [member] INR (₨)	Share capital, fully paid-up [member] INR (₨) shares		Share capital, fully paid-up [member] USD ($) shares	Share premium [member] INR (₨)		Share premium [member] USD ($)	Retained earnings [member] INR (₨)		Retained earnings [member] USD ($)	Retained earnings [member] Adjustment On Adoption Of IFRS Sixteen [member] INR (₨)	Share-based payment reserve [member] INR (₨)	Share-based payment reserve [member] USD ($)	SEZ Re- investment reserve [Member] INR (₨)	SEZ Re- investment reserve [Member] USD ($)	Foreign currency translation reserve [member] INR (₨)	Foreign currency translation reserve [member] USD ($)	Cash flow hedging reserves [member] INR (₨)	Cash flow hedging reserves [member] USD ($)	Other reserves [member] INR (₨) [1]	Other reserves [member] USD ($)	[1]	Equity attributable to the equity holders of the Company [member] INR (₨)		Equity attributable to the equity holders of the Company [member] USD ($)	Equity attributable to the equity holders of the Company [member] Adjustment On Adoption Of IFRS Sixteen [member] INR (₨)	Non- controlling interest [member] INR (₨)	Non- controlling interest [member] USD ($)
Balance at the beginning of the year at Mar. 31, 2018		₨ 485,346				₨ 9,048			₨ 800			₨ 453,265				₨ 1,772				₨ 16,618		₨ (114)		₨ 1,547			₨ 482,936				₨ 2,410
Beginning balance, shares at Mar. 31, 2018 | shares	[2]					4,523,784,491		4,523,784,491
Statement [LineItems]
Adjustment on adoption of IFRS | Increase (decrease) due to application of IFRS 15 [member]	[3]	(2,279)										(2,279)															(2,279)
Adjusted balance		483,067				₨ 9,048			800			450,986				1,772				16,618		(114)		1,547			480,657				2,410
Adjusted balance, shares | shares	[2]					4,523,784,491		4,523,784,491
Comprehensive income for the year
Profit for the year		90,173										90,031															90,031				142
Other comprehensive income		1,023																		(1,368)		2,529		(247)			914				109
Total comprehensive income for the year		91,196										90,031								(1,368)		2,529		(247)			90,945				251
Transaction with owners of the Company, recognized directly in equity
Issue of equity shares on exercise of options		4				₨ 4			528							(528)											4
Issue of equity shares on exercise of options, shares | shares	[2]					1,681,717		1,681,717
Issue of shares by controlled trust on exercise of options												565				(565)
Transferred to special economic zone re-investment reserve												(28,565)						₨ 28,565
Cash dividend paid	[4]	(5,434)										(5,434)															(5,434)
Bonus issue of equity shares						₨ 3,016	[4]		(795)	[4]		(1,454)	[4]											(767)
Bonus issue of equity shares, shares | shares	[2],[4]					1,508,469,180		1,508,469,180
Infusion of capital		28																													28
Loss of control in subsidiary		(52)																													(52)
Compensation cost related to employee share-based payment		1,944										6				1,938											1,944
Total transactions with owners of the Company		(3,510)				₨ 3,020			(267)			(34,882)				845		28,565						(767)			(3,486)				(24)
Total transactions with owners of the Company, shares | shares	[2]					1,510,150,897		1,510,150,897
Balance at the end of the year at Mar. 31, 2019		570,753				₨ 12,068			533			506,135				2,617		28,565		15,250		2,415		533			568,116				2,637
Ending balance, shares at Mar. 31, 2019 | shares	[2]					6,033,935,388		6,033,935,388
Statement [LineItems]
Adjustment on adoption of IFRS	[3]				₨ (872)										₨ (872)															₨ (872)
Adjusted balance		569,881				₨ 12,068			533			505,263				2,617		28,565		15,250		2,415		533			567,244				2,637
Adjusted balance, shares | shares	[2]					6,033,935,388		6,033,935,388
Comprehensive income for the year
Profit for the year		97,713										97,218															97,218				495
Other comprehensive income		4,613																		8,289		(4,730)		896			4,455				158
Total comprehensive income for the year		102,326										97,218								8,289		(4,730)		896			101,673				653
Transaction with owners of the Company, recognized directly in equity
Issue of equity shares on exercise of options		5				₨ 5			742							(742)											5
Issue of equity shares on exercise of options, shares | shares	[2]					2,498,925		2,498,925
Buyback of equity shares		(105,000)	[4]			₨ (646)	[4]					(105,000)	[4]											646			(105,000)	[4]
Buyback of equity shares, shares | shares	[2],[4]					(323,076,923)		(323,076,923)
Transaction cost related to buyback of equity shares		(311)										(311)															(311)
Issue of shares by controlled trust on exercise of options												1,026				(1,026)
Transferred to special economic zone re-investment reserve												(15,239)						15,239
Effect of modification of ADS RSUs from equity settled to cash settled	[5]	(561)														(561)											(561)
Cash dividend paid	[4]	(6,863)										(6,863)															(6,863)
Cash dividend paid to Non-controlling interest holders		(1,415)																													(1,415)
Compensation cost related to employee share-based payment		1,271										9				1,262											1,271
Total transactions with owners of the Company		(112,874)				₨ (641)			742			(126,378)				(1,067)		15,239						646			(111,459)				(1,415)
Total transactions with owners of the Company, shares | shares	[2]					(320,577,998)		(320,577,998)
Balance at the end of the year at Mar. 31, 2020		559,333				₨ 11,427			1,275			476,103				1,550		43,804		23,539		(2,315)		2,075			557,458				1,875
Ending balance, shares at Mar. 31, 2020 | shares	[2]					5,713,357,390		5,713,357,390
Comprehensive income for the year
Profit for the year		108,662		$ 1,486								107,946															107,946				716
Other comprehensive income		6,679		91																(603)		4,045		3,290			6,732				(53)
Total comprehensive income for the year		115,341		1,577								107,946								(603)		4,045		3,290			114,678				663
Transaction with owners of the Company, recognized directly in equity
Issue of equity shares on exercise of options		6				₨ 6			866							(866)											6
Issue of equity shares on exercise of options, shares | shares	[2]					3,281,165		3,281,165
Buyback of equity shares		(116,445)	[4]			₨ (475)	[4]		(1,427)	[4]		(115,018)	[4]											475			(116,445)	[4]
Buyback of equity shares, shares | shares	[2],[4]					(237,500,000)		(237,500,000)
Transaction cost related to buyback of equity shares		(199)										(199)															(199)
Issue of shares by controlled trust on exercise of options	[2]											662				(662)
Transferred from special economic zone re-investment reserve												2,650						(2,650)
Effect of modification of ADS RSUs from cash settled to equity settled	[5]	739														739											739
Cash dividend paid		(6,419)										(5,459)						0									(5,459)				(960)
Others		(80)																													(80)
Compensation cost related to employee share-based payment		2,317										7				2,310											2,317
Total transactions with owners of the Company		(120,081)				₨ (469)			(561)			(117,357)				1,521		(2,650)		0		0		475			(119,041)				(1,040)
Total transactions with owners of the Company, shares | shares	[2]					(234,218,835)		(234,218,835)
Balance at the end of the year at Mar. 31, 2021		₨ 554,593		$ 7,584		₨ 10,958		$ 150	₨ 714		$ 10	₨ 466,692		$ 6,381		₨ 3,071	$ 42	₨ 41,154	$ 563	₨ 22,936	$ 314	₨ 1,730	$ 24	₨ 5,840	$ 80		₨ 553,095		$ 7,564		₨ 1,498	$ 20
Ending balance, shares at Mar. 31, 2021 | shares	[2]					5,479,138,555		5,479,138,555

[1]	Refer to Note 20
[2]	Includes 27,353,853, 22,746,081 and 19,401,215 treasury shares held as at March 31, 2019, 2020 and 2021, respectively by a controlled trust.2,599,183, 4,607,772 and 3,344,866 shares have been transferred by the controlled trust to eligible employees on exercise of options during the year ended March 31, 2019, 2020 and 2021, respectively.
[3]	Refer to Note 3
[4]	Refer to Note 22
[5]	Refer to Note 30